Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund	Dec. 30, 2023
Fidelity SAI International Momentum Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(21.45%)
Since Inception	6.33%	[1]
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(21.64%)
Since Inception	5.87%	[1]
Fidelity SAI International Momentum Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.13%)
Since Inception	5.05%	[1]
IXXJI
Average Annual Return:
Past 1 year	(21.42%)
Since Inception	6.66%	[1]

[1]	AFrom May 12, 2020.